Segment information - Geographical area (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Turnover (€ million)	€ 15,739	€ 15,810	€ 30,428	€ 29,623
Change (%)	(0.40%)		2.70%
Asia Pacific Africa
Disclosure of operating segments [line items]
Turnover (€ million)	€ 6,699	7,061	€ 13,421	13,701
Change (%)	(5.10%)		(2.00%)
The Americas
Disclosure of operating segments [line items]
Turnover (€ million)	€ 5,700	5,414	€ 10,956	9,941
Change (%)	5.30%		10.20%
Europe
Disclosure of operating segments [line items]
Turnover (€ million)	€ 3,340	€ 3,335	€ 6,051	€ 5,982
Change (%)	0.10%		1.20%